Supplement Dated January 16, 2020
To The Prospectuses Dated June 24, 2019 For

ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY, and
PERSPECTIVE ADVISORY II®, and PERSPECTIVE II® (As Revised and Reprinted on September 27, 2019)
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES

To The Prospectuses Dated April 29, 2019 For

ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®, PERSPECTIVE II®, PERSPECTIVE ADVISORS IISM, PERSPECTIVE L SERIESSM, PERSPECTIVE ADVISORY®, and PERSPECTIVE REWARDS®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY, and
PERSPECTIVE FOCUS FIXED AND VARIABLE ANNUITY

To The Prospectuses Dated April 29, 2013 For

CURIANGARDSM SIMPLIFIED RETIREMENT ANNUITY, and PERSPECTIVE FIXED AND VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

To The Prospectus Dated April 29, 2019 For

PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account II

To The Prospectus Dated April 29, 2013 For

PERSPECTIVE INVESTOR® VUL
INDIVIDUAL FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account IV

This supplement updates the above-referenced prospectuses. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of a prospectus, please contact us at our Jackson of NY Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

Effective January 1, 2020, pursuant to the newly passed Setting Every Community Up for Retirement Enhancement ("SECURE") Act, the age at which you must begin taking your required minimum distributions ("RMDs") from your tax-qualified contract has increased from 70½ to 72. This change in triggering age for taking RMDs applies to you if you will attain age 70½ on or after January 1, 2020. If you have reached the age of 70½ prior to January 1, 2020, you are still required to use age 70½ as the triggering age for RMDs.

In addition, the SECURE Act imposes new restrictions impacting tax-qualified stretch contracts. Effective January 1, 2020, if an Individual Retirement Account ("IRA") owner or defined contribution plan participant dies on or after January 1, 2020, non-spouse beneficiaries may no longer "stretch" the post-death distributions over their lifetime. Instead, a non-spouse beneficiary is now required to draw down their entire inherited interest within ten (10) years. The ten-year rule does not apply to any portion payable to a surviving spouse, who may still "stretch" the post-death distributions for their life or a period not exceeding their life expectancy. Some additional exceptions to the ten-year rule may apply.

You may wish to consult with your financial professional or personal tax advisor if you are impacted by either of these changes.

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(To be used with JMV8037NY 04/19, JMV21086NY 06/19, JMV8037BENY 04/19, JMV21451NY 09/19, JMV18691NY 06/19, JMV7698NY 04/19, NV5869 04/19, NV3784 04/19, JMV17955NY 04/19, NV5526 04/19, JMV7697NY 04/19, NV5890 04/19, JMV17183NY 04/19, NV4224 04/19, JMV9476NY 04/19, JMV16966NY 04/19, JMV9476WFNY 04/19, NV4224WF 04/19, NMV2731 04/19, NV6016GW 04/13, NV3174GW 04/13, NV3174CEGW 04/13, and NV5825GW 04/13)

NMV23702NY 01/20